Other income/(expense)	12 Months Ended
Dec. 31, 2025
Other income/(expense)
Other income/(expense)

24. Other income/(expense)

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Other income:
Government grants (Note 23)	8,970	3,095	3,134
Foreign exchange gains	4,998	5,060	8,661
Gain on investment in equity security (Note 12)	2,037	—	—
Others	3,705	2,119	1,154
	19,710	10,274	12,949
Other expense:
Provision for other taxes and surcharges	(5,510)	—	—
Impairment of property, plant and equipment	(89)	(2,915)	(3,678)
Impairment of right-of-use assets	—	(1,889)	(2,088)
Others	(168)	(80)	(2,636)
	(5,767)	(4,884)	(8,402)